Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000245159 | Top10HoldingU.S. Treasury NotesBNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000245159 | Top10HoldingHilton Domestic OperatingBNY-BL4679231
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245159 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245159 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245159 | Top10HoldingTransDigmBNY-BL5229432
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245159 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245159 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245159 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245159 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245159 | Top10HoldingApplied SystemsBNY-BL5473683
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245159 | Other0BNY-70QS_1I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245159 | 0BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000245159 | 0BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000245159 | 0BNY-78410GAG9
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000245159 | 0BNY-BL5473683
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000245159 | 0BNY-TC3ITCE25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245159 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245160 | Top10HoldingU.S. Treasury NotesBNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000245160 | Top10HoldingHilton Domestic OperatingBNY-BL4679231
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245160 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000245160 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245160 | Top10HoldingTransDigmBNY-BL5229432
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245160 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245160 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245160 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245160 | Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245160 | Top10HoldingApplied SystemsBNY-BL5473683
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245160 | Other0BNY-70QS_1I
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245160 | 0BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000245160 | 0BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000245160 | 0BNY-78410GAG9
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000245160 | 0BNY-BL5473683
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000245160 | 0BNY-TC3ITCE25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245160 | 0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.20%